Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	29,166,630	25,777,445
Issued upon exercise of stock options (in shares)	125,000	109,100
Issued upon conversion of convertible debentures (in shares)		4,622,916
Retired through share purchase programs (in shares)	(1,113,903)	(1,223,097)
Purchase of treasury shares (in shares)	(21,503)	(534,834)
Settlement of certain equity classified stock-based compensation (in shares)	301,891	415,100
Ending balance, outstanding (in shares)	28,458,115	29,166,630
Shares to satisfy recipient tax withholding requirements (in shares)	274,359,000	372,628,000
Satisfaction of recipient tax withholding	$ 5,134	$ 3,576
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	31,011,831	27,502,912
Issued upon exercise of stock options (in shares)	125,000	109,100
Issued upon conversion of convertible debentures (in shares)		4,622,916
Retired through share purchase programs (in shares)	(1,113,903)	(1,223,097)
Purchase of treasury shares (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, outstanding (in shares)	30,022,928	31,011,831
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(1,845,201)	(1,725,467)
Issued upon exercise of stock options (in shares)	0	0
Issued upon conversion of convertible debentures (in shares)		0
Retired through share purchase programs (in shares)	0	0
Purchase of treasury shares (in shares)	(21,503)	(534,834)
Settlement of certain equity classified stock-based compensation (in shares)	301,891	415,100
Ending balance, outstanding (in shares)	(1,564,813)	(1,845,201)